Supplement dated January 19, 2016
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Active Portfolios® Multi-Manager Core Plus Bond Fund	1/1/2016
Effective immediately, the list of portfolio managers under the caption “Fund Management - Investment Manager: Columbia Management Investment Advisers, LLC” in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian Lavin, CFA	Senior Portfolio Manager	Co-manager	2012
Carl Pappo, CFA	Senior Portfolio Manager and Head of Core Fixed Income	Co-manager	2012
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Co-manager	January 2016
The rest of the section remains the same.
Effective immediately, the information under the caption “Columbia Management Investment Advisers, LLC” in the “More Information About the Fund — Primary Service Providers — Portfolio Managers” section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian Lavin, CFA	Senior Portfolio Manager	Co-manager	2012
Carl Pappo, CFA	Senior Portfolio Manager and Head of Core Fixed Income	Co-manager	2012
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Co-manager	January 2016
Mr. Lavin joined the Investment Manager in 1994. Mr. Lavin began his investment career in 1986 and earned an M.B.A. from the University of Wisconsin – Milwaukee.
Mr. Pappo joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1993. Mr. Pappo began his investment career in 1991 and earned a B.S. from Babson College.
Mr. Callan joined the Investment Manager in 2007. Mr. Callan began his investment career in 2004 and earned an M.B.A. from the University of Minnesota.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP101_08_001_(01/16)

Supplement dated January 19, 2016
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Bond Fund	9/1/2015
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Carl Pappo, CFA	Senior Portfolio Manager and Head of Core Fixed Income	Lead Manager	2010
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Co-manager	January 2016
The rest of the section remains the same.
Effective immediately, the information under the caption “Portfolio Managers” in the “More Information About the Fund — Primary Service Providers” section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Carl Pappo, CFA	Senior Portfolio Manager and Head of Core Fixed Income	Lead Manager	2010
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Co-manager	January 2016
Mr. Pappo joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1993. Mr. Pappo began his investment career in 1991 and earned a B.S. from Babson College.
Mr. Callan joined the Investment Manager in 2007. Mr. Callan began his investment career in 2004 and earned an M.B.A. from the University of Minnesota.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP121_04_001_(01/16)

Supplement dated January 19, 2016
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Global Dividend Opportunity Fund	1/1/2016
Effective January 18, 2016, the list of portfolio managers under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Stephen Thornber, CFA	Portfolio Manager and Head of the energy sector research team of Threadneedle	Co-manager	January 2016
Jonathan Crown	Portfolio Manager and Deputy head of the financials sector research team of Threadneedle	Co-manager	January 2016
The rest of the section remains the same.
Effective January 18, 2016, the information in the third, fourth and fifth paragraphs under the caption “Principal Investment Strategies” in the "More Information About the Fund" section is hereby superseded and replaced with the following:
Columbia Management Investment Advisers, LLC (the Investment Manager) chooses investments for the Fund by:
■	Deploying an integrated approach to equity research that incorporates regional analyses, an international sector strategy, and stock specific perspectives to identify high dividend companies that have attractive growth prospects and a robust balance sheet;
■	Conducting detailed research on companies in a consistent, strategic and macroeconomic framework;
■	Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles; and
■	Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund’s portfolio are consistent with established portfolio management parameters.
A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund’s benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.
The rest of the section remains the same.
Effective January 18, 2016, the following information is added as the fourth and fifth paragraphs under the caption "The Investment Manager" in the "More Information About the Fund — Primary Service Providers":
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. Such coordination may include functional leadership of the business (the "Global" business). From time to time, the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading, and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements. These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the SEC and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, may provide such services to the Fund on behalf of the Investment Manager.
The rest of the section remains the same.
SUP154_08_002_(01/16)

Effective January 18, 2016, the information under the caption "Portfolio Managers" in the "More Information About the Fund — Primary Service Providers" section is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Stephen Thornber, CFA	Portfolio Manager and Head of the energy sector research team of Threadneedle	Co-manager	January 2016
Jonathan Crown	Portfolio Manager and Deputy head of the financials sector research team of Threadneedle	Co-manager	January 2016
Mr. Thornber joined Threadneedle, a Participating Affiliate, in 1994. Mr. Thornber began his investment career in 1987 and earned a B.A. in Business and Finance from Plymouth Polytechnic.
Mr. Crown joined Threadneedle, a Participating Affiliate, in 2005. Mr. Crown began his investment career in 2001 and earned an M.A. (Hons) degree in Economics from the University of St. Andrews.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
2
SUP154_08_002_(01/16)

Supplement dated January 19, 2016
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Global Unconstrained Bond Fund	6/30/2015
Effective on or about February 1, 2016, the list of portfolio managers under the caption “Fund Management” in the “Summary of the Fund” section of the Prospectus and the Summary Prospectus is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Matthew Cobon	Portfolio Manager	Lead manager	February 2016
Jim Cielinski	Portfolio Manager and Global Head of Fixed Income	Co-manager	June 2015
Gene Tannuzzo, CFA	Senior Portfolio Manager	Co-manager	June 2015
The rest of the section remains the same.
Effective on or about February 1, 2016, the information under the caption “Primary Service Providers — Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following information:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Matthew Cobon	Portfolio Manager	Lead manager	February 2016
Jim Cielinski	Portfolio Manager and Global Head of Fixed Income	Co-manager	June 2015
Gene Tannuzzo, CFA	Senior Portfolio Manager	Co-manager	June 2015
Mr. Cobon joined Threadneedle, a Participating Affiliate, in 2011 as a fund manager. Prior to joining Threadneedle, he was the global head of currency fund management at Aberdeen Asset Management/Deutche Asset Management from 2001 to 2011. Mr. Cobon began his investment career in 1996 and earned a B.S. in Economics from the University of Warwick (U.K.).
Mr. Cielinski joined Threadneedle, a Participating Affiliate, in 2010 as Head of Fixed Income. Prior to joining Threadneedle, Mr. Cielinski was Head of Global Credit – Investment Grade at Goldman Sachs. Mr. Cielinski began his investment career in 1983 and earned a B.S. in Finance from the University of Utah and an M.B.A. from New York University.
Mr. Tannuzzo joined the Investment Manager in 2003. Mr. Tannuzzo began his investment career in 2003 and earned a B.S.B. from University of Minnesota, Carlson School of Management.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP267_10_001_(01/16)

Supplement dated January 19, 2016
to the Prospectus and Summary Prospectus, as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Intermediate Bond Fund (to be known as Columbia Total Return Bond Fund)	9/1/2015
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the Summary Prospectus and the in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Carl Pappo, CFA	Senior Portfolio Manager and Head of Core Fixed Income	Lead Manager	2005
Brian Lavin, CFA	Senior Portfolio Manager	Co-manager	2010
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Co-manager	January 2016
The rest of the section remains the same.
Effective immediately, the information under the caption “Portfolio Managers” in the “More Information About the Fund — Primary Service Providers" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Carl Pappo, CFA	Senior Portfolio Manager and Head of Core Fixed Income	Lead Manager	2005
Brian Lavin, CFA	Senior Portfolio Manager	Co-manager	2010
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Co-manager	January 2016
Mr. Pappo joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1993. Mr. Pappo began his investment career in 1991 and earned a B.S. from Babson College.
Mr. Lavin joined the Investment Manager in 1994. Mr. Lavin began his investment career in 1986 and earned an M.B.A. from the University of Wisconsin – Milwaukee.
Mr. Callan joined the Investment Manager in 2007. Mr. Callan began his investment career in 2004 and earned an M.B.A. from the University of Minnesota.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP166_04_005_(01/16)

Supplement dated January 19, 2016
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Small Cap Core Fund	1/1/2016
Effective immediately, the information under the caption "Principal Risks” in the "Summary of the Fund" section of the Prospectus is hereby revised to remove Value Securities Risk.  Additionally, Quantitative Model Risk is added as follows and Active Management Risk is hereby superseded and replaced with the following:
Active Management Risk. While security selection is driven by fundamental concepts, a quantitative process is used to construct the portfolio. Additionally, a qualitative review of the quantitative output is conducted by the portfolio managers. Therefore, the Fund’s performance will reflect, in part, the ability of the portfolio managers to make active, qualitative decisions, including allocation decisions that seek to achieve the Fund’s investment objective.
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian Condon, CFA	Senior Portfolio Manager and Head of Quantitative Strategies	Co-manager	January 2016
Alfred Alley III, CFA	Portfolio Manager	Co-manager	January 2016
The rest of the section remains the same.
Effective immediately, the third, fourth and fifth paragraphs under the caption “Principal Investment Strategies” in the “More Information About the Fund” section of the Prospectus are hereby superseded and replaced with the following:
In pursuit of the Fund’s objective, the portfolio managers employ a process that applies fundamental investment concepts in a systematic framework seeking to identify and exploit mispriced stocks. The Fund benefits from collaboration between quantitative and fundamental research to create sector and industry-specific multi-factor stock selection models, which are utilized by the portfolio managers when constructing a diversified portfolio.
Columbia Management Investment Advisers, LLC (the Investment Manager) considers a variety of factors in identifying investment opportunities and constructing the Fund’s portfolio which may include, among others, the following:
■	Valuation factors, such as earnings and cash flow relative to market values;
■	Catalyst factors, such as relative stock price performance, business momentum, and short interest measures; and
■	Quality factors, such as quality of earnings and financial strength.
The Investment Manager may sell a security when it believes other stocks in the Index or other investments are more attractive, if the security is believed to be overvalued relative to other potential investments, when the company no longer meets the Investment Manager’s performance expectation, when the security is removed from the Index, or for other reasons.
Effective immediately, the information under the caption "Principal Risks” in the "More Information About the Fund" section of the Prospectus is hereby revised to remove Value Securities Risk.  Additionally, Quantitative Model Risk is added as follows and Active Management Risk is hereby superseded and replaced with the following:
Active Management Risk. While security selection is driven by fundamental concepts, a quantitative process is used to construct the portfolio. Additionally, a qualitative review of the quantitative output is conducted by the portfolio managers. Therefore, the Fund’s performance will reflect, in part, the ability of the portfolio managers to make active, qualitative decisions, including allocation decisions that seek to achieve the Fund’s investment objective.
Quantitative Model Risk. The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in
SUP225_08_001_(01/16)

the Fund portfolio manager’s quantitative analyses or models, or in the data on which they are based, could adversely affect the portfolio manager’s effective use of such analyses or models, which in turn could adversely affect the Fund’s performance. It is not possible or practicable for a manager to factor all relevant, available data into quantitative model forecasts and/or trading decisions. Quantitative managers will use their discretion to determine what data to gather with respect to an investment strategy and what data the models will take into account to produce forecasts that may have an impact on ultimate trading decisions. Shareholders should be aware that there is no guarantee that a quantitative manager will use any specific data or type of data in making trading decisions on behalf of the Fund, nor is there any guarantee that the data actually utilized in generating forecasts or making trading decisions on behalf of the Fund will be the most accurate data available or free from errors. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Effective immediately, the information under the caption “Portfolio Managers” in the “More Information About the Fund — Primary Service Providers” section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian Condon, CFA	Senior Portfolio Manager and Head of Quantitative Strategies	Co-manager	January 2016
Alfred Alley III, CFA	Portfolio Manager	Co-manager	January 2016
Mr. Condon joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he was a portfolio manager since 1999. Mr. Condon began his investment career in 1993 and earned a B.A. from Bryant University and an M.S. in finance from Bentley University.
Mr. Alley joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2005. Mr. Alley began his investment career in 2000 and earned a B.S. from Northeastern University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
2
SUP225_08_001_(01/16)